Consolidated Statements Of Comprehensive (Loss) Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net (loss) income	$ (81.9)	$ 86.7	$ 115.2
Other comprehensive (loss) income:
Foreign currency translation adjustments	(6.4)	0	0
Defined benefit pension plans:
Net (loss) gain arising during the period	(2.2)	1.3	0.4
Unrealized gains on securities:
Gains arising during the period	50.4	88.7	162.1
Reclassification adjustment for (gains) losses included in net (loss) income	(43.2)	(27.7)	18.5
Other comprehensive (loss) income before tax	(1.4)	62.3	181.0
Income tax provision related to other comprehensive (loss) income:
Net (loss) gain arising during the period	(0.8)	0.5	0.1
Unrealized gains on securities:
Gains arising during the period	21.7	29.9	40.7
Reclassification adjustment for (gains) losses included in net (loss) income	(14.5)	(8.3)	4.1
Income tax provision related to other comprehensive (loss) income	6.4	22.1	44.9
Other comprehensive (loss) income, net of tax	(7.8)	40.2	136.1
Comprehensive (loss) income	$ (89.7)	$ 126.9	$ 251.3